Loss Per Share (Tables)	12 Months Ended
Jun. 30, 2026
Loss per Share [Abstract]
Schedule of Loss Per Share
	30 June 2026	30 June 2025	30 June 2024
	A$	A$	A$

Basic/Diluted loss per share (in cents)	1.24	2.26	3.04

a) Net loss used in the calculation of basic and diluted loss per share	3,679,999	5,215,987	6,936,957

b) Weighted average number of ordinary shares outstanding during the period used in the calculation of basic and diluted loss per share	297,091,732	230,936,840	227,860,641